Document And Entity Information	May 02, 2022
Document Information [Line Items]
Entity, Registrant Name	RBB BANCORP
Document, Type	8-K/A
Document, Period End Date	May 02, 2022
Entity, Incorporation, State or Country Code	CA
Entity, File Number	001-36094
Entity, Tax Identification Number	52-1652138
Entity, Address, Address Line One	1055 Wilshire Blvd., 12th floor
Entity, Address, City or Town	Los Angeles
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90017
City Area Code	213
Local Phone Number	627-9888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RBB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Description	Share Buyback update
Amendment Flag	true
Entity, Central Index Key	0001499422